Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans

14. Employee Benefit Plans

In the United Kingdom, the Company makes contributions to private defined contribution pension schemes on behalf of its employees. The Company paid $0.6 million, $0.9 million and $0.8 million in contributions for the years ended December 31, 2022, 2021 and 2020, respectively.

In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. The Company contributed

$0.5 million, $0.5 million and $0.1 million to the plan for the years ended December 31, 2022, 2021 and 2020, respectively.

In Germany, the Company has made contributions to private defined contribution pension schemes on behalf of its employees. The Company paid $0.3 million, $0.4 million and $0.3 million in contributions for the years ended December 31, 2022, 2021 and 2020, respectively.